Changes in Accounting Policies (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other current financial assets	$ 210	$ 18,779
Satellites, property and other equipment	1,458,933	1,703,039
Other current liabilities	72,315	113,289
Other long-term liabilities	$ 435,711	435,518
IFRS 16 [Member]
Other current financial assets		(27)
Prepaid expenses and other current assets		(72)
Satellites, property and other equipment		26,350
Other long-term financial assets		(123)
Other current liabilities		1,069
Other long-term financial liabilities		(723)
Other long-term liabilities		$ 25,782